Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Convertible Notes
The following presents the levels of the fair value hierarchy for the Company’s convertible notes by issuance date measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021 (in thousands):

	March 31, 2022
		Fair value hierarchy
	Principal	Level 1	Level 2	Level 3	Fair value
Derivative warrant liabilities:
Public Warrants	$—	$16,215	$—	$—	$16,215
Private Placement Warrants	—	—	11,781	—	11,781

Total derivative warrant liabilities	—	16,215	11,781	—	27,996

Convertible notes:
April 19, 2021 1	$92,813	$—	$—	$192,223	$192,223
April 21, 2021 1	5,214	—	—	10,796	10,796
April 23, 2021 1	46,928	—	—	97,128	97,128
April 26, 2021 1	79,256	—	—	163,959	163,959
August 20, 2021 2	51,362	—	—	76,264	76,264
September 10, 2021 2	16,354	—	—	24,200	24,200
September 23, 2021 2	77,202	—	—	113,994	113,994
September 24, 2021 2	60,923	—	—	89,943	89,943
September 27, 2021 2	2,004	—	—	2,957	2,957
October 1, 2021 2	87,966	—	—	129,718	129,718
November 10, 2021 2	9,971	—	—	14,698	14,698
Accrued PIK interest 1,2,3	—	—	—	7,851	7,851

Total convertible notes	529,993	—	—	923,731	923,731

Total liabilities measured at fair value on a recurring basis	$529,993	$16,215	$11,781	$923,731	$951,727

	December 31, 2021
		Fair value hierarchy
	Principal	Level 1	Level 2	Level 3	Fair value
Convertible notes:
April 19, 2021 1	$91,430	$—	$—	$101,078	$101,078
April 21, 2021 1	5,137	—	—	5,674	5,674
April 23, 2021 1	46,229	—	—	51,062	51,062
April 26, 2021 1	78,075	—	—	86,165	86,165
August 20, 2021 2	50,597	—	—	50,941	50,941
September 10, 2021 2	16,110	—	—	16,472	16,472
September 23, 2021 2	76,051	—	—	77,559	77,559
September 24, 2021 2	60,016	—	—	61,179	61,179
September 27, 2021 2	1,974	—	—	2,012	2,012
October 1, 2021 2	86,655	—	—	87,150	87,150
November 10, 2021 2	9,823	—	—	9,819	9,819
Accrued PIK interest 1,2,4	—	—	—	7,896	7,896

Total convertible notes	$522,097	$—	$—	$557,007	$557,007

1	Secured Convertible Notes (includes principal balance at issuance and PIK interest) which considers the minimum payoff at maturity of two times the face value of the note plus accrued interest.
2	Other Convertible Notes (other than the Secured Convertible notes) which considers the minimum payoff at maturity of one times the face value of the note plus accrued interest.
3	Represents PIK interest accrued as of March 31, 2022 which will be recorded as additional principal for each respective convertible note on April 1, 2022.
4	Represents PIK interest accrued as of December 31, 2021 which will be recorded as additional principal for each respective convertible note on January 1, 2022.
Level 3 Recurring Fair Value Measurements
The following presents a rollforward of the activity for the Company’s convertible notes measured at fair value on a recurring basis as of March 31, 2022 (in thousands):

Convertible Notes
Balance at December 31, 2021	$557,007
Issuances (including PIK principal recorded)	7,896
Settlements (including interest payments and PIK principal recorded)	(13,123)
Unrealized losses	371,951

Balance at March 31, 2022	$923,731

Schedule of Convertible Debt Fair Value Measurement Input
The following presents significant Level 3 unobservable inputs used to measure fair value of certain convertible notes March 31, 2022 (dollars in thousands):

	Fair value	Unobservable Input	Low	High	Weighted Average 1
Convertible Notes	$923,731	Expected term (years)	3.05	3.05	3.05
		Volatility	45.2%	45.2%	45.2%

1	Weighted average based on the fair value of convertible notes.

Schedule of Digital Currency Assets	Digital assets are available for use, if needed, for current operations and are classified as current assets on the Consolidated Balance Sheets, the details of which are presented below.

	March 31 2022	December 31 2021
Bitcoin (BTC)	$307,172	$224,843
Ethereum (ETH)	6,474	4,665
Polygon (MATIC)	1,586	1,085
Siacoin (SC)	765	803
Dai (DAI)	8	1,353
Other	318	1,549

Total digital assets	$316,323	$234,298